Recent Accounting Pronouncements and Accounting Changes	12 Months Ended
Dec. 31, 2014
Recent Accounting Pronouncements and Accounting Changes

4. Recent accounting pronouncements and accounting changes

Effective January 1, 2014, the company adopted the Financial Accounting Standards Board (FASB) accounting guidance on reporting discontinued operations. The new guidance is aimed at reducing the frequency of disposals reported as discontinued operations by focusing on strategic shifts that have or are expected to have a major effect on an entity’s operations and financial results. Such a shift could include the disposal of a major line of business, a major geographical area, a major equity method investment or other major parts of the entity. In another change from current U.S. GAAP, the guidance permits companies to have continuing cash flows and significant continuing involvement with the disposed component. The guidance does not change the presentation requirements for discontinued operations in the statement of income. The guidance requires expanded disclosures for discontinued operations and new disclosures for individually material disposals that do not meet the definition of a discontinued operation. Since the company did not dispose of any operations in 2014, adoption of the guidance did not have an impact on the company’s consolidated financial statements.

Effective January 1, 2013, the company adopted the FASB’s authoritative guidance that requires companies to disclose the following: (a) for items reclassified out of accumulated other comprehensive income (AOCI) and into net income in their entirety, the effect of the reclassification on each affected income statement line item; and (b) for AOCI reclassification items that are not reclassified in their entirety into net income, a cross reference to other required U.S. GAAP disclosures. The new standard was required to be applied prospectively. Other than additional disclosure, the adoption of the new standard did not have an impact on the company’s consolidated financial statements.

In May of 2014, the FASB issued a new revenue recognition standard entitled “Revenue from Contracts with Customers.” The objective of the standard is to establish the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows from a contract with a customer. The standard is effective for annual reporting periods beginning after December 15, 2016, which for the company is January 1, 2017. Earlier application is not permitted. The standard allows for either “full retrospective” adoption, meaning the standard is applied to all periods presented, or “modified retrospective” adoption, meaning the standard is applied only to the most current period presented in the financial statements. The company is currently assessing which method it will choose for adoption, and is evaluating the impact of the adoption on its consolidated results of operations and financial position.